SERVICE INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF SERVICE INVENTORIES

The following table summarizes the service inventories for the period end dates as set forth below (in US$ thousands):

	December 31,	December 31,
	2024	2023

Spare parts	$63,842	$66,615
Chemicals	32,930	31,819
Total	$96,772	$98,434